UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended			12 Months Ended			18 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Cash flows from operating activities:
Net loss	$ 511,179	¥ 3,639,083	¥ (1,239,401)	$ 1,030,317	¥ 7,334,830	¥ (11,565,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	21,620	153,914	132,329	36,031	256,508	146,013
Amortization of right-of-use assets	195,576	1,392,307	723,929	249,924	1,779,212	872,173
Loss on disposal of property and equipment		0	0	0	0	20,068
Changes in operating assets and liabilities:
Amount due from related parties	125,018	890,000	(386,177)	(170,333)	(1,212,601)	(10,855)
Inventories	78,917	561,809	(674,273)	(30,607)	(217,888)	(336,922)
Prepayments and other current assets, net	(42,091)	(299,641)	(8,636,549)	1,039,598	7,400,901	(8,116,412)
Lease liability	(172,842)	(1,230,464)	(697,537)	(242,654)	(1,727,451)	(268,232)
Other non-current assets		0	0	12,787	91,034	27,500
Accounts payable	258	1,838	150,000	823	5,856	0
Advance from customers	(260,110)	(1,851,722)	23,024,961	(2,442,887)	(17,390,910)	27,893,632
Taxes payable	473,264	3,369,167	1,962,692	846,933	6,029,317	4,370,710
Amounts due to related parties	(1,625,411)	(11,571,300)	38,902	131,449	935,787	1,806,729
Accrued expenses and other current liabilities	391,702	2,788,524	401,314	463,986	3,303,117	1,720,468
Net cash provided by operating activities	(591,694)	(4,212,269)	14,739,186	925,367	6,587,712	16,559,104
Cash flows from investing activities:
Purchase of property and equipment	(129,068)	(918,838)	(166,670)	(25,630)	(182,460)	(488,536)
Purchase of short-term investment	2,247,506	16,000,000	(16,000,000)	(2,247,507)	(16,000,000)	0
Cash collection from acquired subsidiary		0	0	235,173	1,674,198	0
Net cash used in investing activities	2,118,438	15,081,162	(16,166,670)	(2,037,964)	(14,508,262)	(488,536)
Cash flows from financing activities:
Proceeds from bank borrowings		0	0	0	0	5,000,000
Repayment of bank borrowings	0	0	(3,000,000)	(702,346)	(5,000,000)	(4,000,000)
Capital injection	54,783	390,000	0	6,321	45,000	0
Repayments for deferred IPO costs	(295,620)	(2,104,518)	(1,187,524)	(306,477)	(2,181,808)	(1,599,851)
Net cash provided by financing activities	(1,412,901)	(10,058,444)	(6,370,263)	(1,002,502)	(7,136,808)	(599,851)
Net increase/(decrease) in cash and cash equivalents	113,843	810,449	(7,797,747)	(2,115,099)	(15,057,358)	15,470,717
Cash and cash equivalents, beginning of year	82,203	585,202	15,642,560	2,197,302	15,642,560	171,843	2,197,302	¥ 15,642,560
Cash and cash equivalents, end of year	196,046	1,395,651	7,844,813	82,203	585,202	15,642,560	196,046	¥ 1,395,651
Supplemental disclosure of cash flows information:
Interest paid	0	0	108,377	16,107	114,665	571,858
Supplemental disclosure of non-cash information:
Right-of-use assets acquired under operating leases in exchange for operating liabilities	311,870	2,220,201	0	354,517	2,523,810	6,147,256
Deferred tax assets	(288,774)	(2,055,784)
Accounts receivable	0	0	(61,004)
Other non current assets		0	0	(12,787)	(91,034)	(27,500)
Proceeds from bank borrowings	0	(0)	3,000,000	$ 702,346	¥ 5,000,000	¥ 4,000,000
Loan advances to third parties	2,723,626	(19,389,496)	(5,356,555)
Capital injection	(2,723,626)	19,389,496	5,356,555
Repayment of loan advances to third parties	(2,088,636)	14,869,000
Proceeds from bank borrowings	2,088,636	(14,869,000)
Capital injection	294,190	2,094,339	5,322,877
Repayment of third party borrowings	831,264	(5,917,769)	(2,149,061)
Proceeds from bank borrowings	$ (831,264)	¥ 5,917,769	¥ 2,149,061